Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 24,409	$ 24,673
External service revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	24,409	24,673
Wireless voice and data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	7,136	7,120
Wireline data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	8,117	8,084
Wireline voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,672	2,862
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,830	2,776
Other wireline services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	318	312
Total services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	21,073	21,154
Total services | External service revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	21,073	21,154
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	2,715	2,885
Wireline
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	621	634
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenues	$ 3,336	$ 3,519